Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax expense	$ 72	$ 252
Deferred tax expense	4,895	1,912
Income tax expense	4,967	2,164
Share issuance costs	$ 204	$ 709